Real Estate Owned	12 Months Ended
Dec. 31, 2014
Banking and Thrift [Abstract]
Real Estate Owned

9. REAL ESTATE OWNED

Real estate owned consisted of the following:

SUMMARY OF REAL ESTATE OWNED

December 31,	2014	2013
Commercial properties	$90	$1,227
Residential properties	54	1,276
Bank properties	378	—

Total	$522	$2,503

SUMMARY OF REAL ESTATE OWNED ACTIVITY

	Underlying Property
At or for the year ended December 31, 2014	Commercial Properties	Residential Properties	Bank Properties	Total
Balance, beginning of year	$1,227	$1,276	$—	$2,503
Transfers into real estate owned	—	567	378	945
Sale of real estate owned	(373)	(1,722)	(0)	(2,095)
Write down of real estate owned	(764)	(67)	—	(831)

Balance, end of year	$90	$54	$378	$522

During 2014, the Company transferred $945 thousand in book value of loans into real estate owned, including one bank property for $378 thousand and four residential properties for $567 thousand. In 2014, the Company recorded $831 thousand of write-downs of real estate owned, including $764 thousand on the carrying value of two commercial properties and $67 thousand on the carrying value of one residential property. There was one commercial property and 15 residential properties, with carrying amounts of $373 thousand and $1.7 million, respectively, sold during the year ended December 31, 2014, which resulted in a net loss of $469 thousand, which is included in real estate owned expense, net in the consolidated statements of operations. At December 31, 2014, the Company maintained three properties in the real estate owned portfolio.

Expenses applicable to real estate owned include the following:

REAL ESTATE OWNED EXPENSES, NET

Years Ended December 31,	2014	2013	2012
Net loss on sales of real estate	$469	$1,209	$345
Write-down of real estate owned	831	75	1,433
Operating expenses, net of rental income	424	986	580

— Total	$1,724	$2,270	$2,358